Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
121,156	iShares 20+ Year Treasury Bond ETF	$12,412,432	2.5
273,724	Vanguard Russell 1000 Growth ETF	14,838,578	2.9
142,071	Vanguard S&P 500 ETF	46,641,909	9.3

	Total Exchange-Traded Funds
	(Cost $90,256,016)	73,892,919	14.7

MUTUAL FUNDS: 84.8%
	Affiliated Investment Companies: 84.8%
7,759,412	Voya Intermediate Bond Fund - Class R6	65,799,813	13.1
3,216,077	Voya Large Cap Value Portfolio - Class R6	15,051,241	3.0
3,116,000	Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,083,797	5.0
5,910,433	Voya Multi-Manager International Equity Fund - Class I	45,510,332	9.1
7,078,121	Voya Multi-Manager International Factors Fund - Class I	51,104,034	10.2
1,186,212	Voya Multi-Manager Mid Cap Value Fund - Class I	10,035,349	2.0
162,215	(1) Voya Small Cap Growth Fund - Class R6	5,049,225	1.0
826,390	(1) Voya Small Company Fund - Class R6	9,470,430	1.9
3,829,629	Voya U.S. Stock Index Portfolio - Class I	57,023,172	11.3
2,260,151	VY® BrandywineGLOBAL - Bond Portfolio - Class I	21,019,403	4.2
2,001,861	VY® Columbia Contrarian Core Portfolio - Class I	29,867,770	5.9
820,144	VY® Invesco Comstock Portfolio - Class I	15,205,462	3.0
2,138,420	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	51,151,012	10.2
1,260,557	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,210,512	2.0
244,088	VY® T. Rowe Price Growth Equity Portfolio - Class I	14,657,463	2.9

	Total Mutual Funds
	(Cost $555,777,029)	426,239,015	84.8

	Total Investments in Securities (Cost $646,033,045)	$500,131,934	99.5
	Assets in Excess of Other Liabilities	2,710,257	0.5
	Net Assets	$502,842,191	100.0

(1)	Non-income producing security.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$73,892,919	$–	$–	$73,892,919
Mutual Funds	426,239,015	–	–	426,239,015
Total Investments, at fair value	$500,131,934	$–	$–	$500,131,934
Other Financial Instruments+
Futures	1,802,762	–	–	1,802,762
Total Assets	$501,934,696	$–	$–	$501,934,696
Liabilities Table
Other Financial Instruments+
Futures	$(2,046,630)	$–	$–	$(2,046,630)
Total Liabilities	$(2,046,630)	$–	$–	$(2,046,630)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$27,387,145	$123,687	$(25,881,112)	$(1,629,720)	$-	$119,736	$862,445	$-
Voya Intermediate Bond Fund - Class R6	60,987,983	31,234,073	(14,686,820)	(11,735,423)	65,799,813	1,553,859	(2,037,258)	-
Voya Large Cap Value Portfolio - Class R6	-	29,065,252	(1,795,664)	(12,218,347)	15,051,241	-	(377,773)	9,680,197
Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,539,072	5,614,141	(2,408,366)	(10,661,050)	25,083,797	-	(404,997)	-
Voya Multi-Manager International Equity Fund - Class I	73,158,500	5,487,380	(11,718,583)	(21,416,965)	45,510,332	-	(1,871,355)	-
Voya Multi-Manager International Factors Fund - Class I	67,627,412	10,429,097	(8,916,849)	(18,035,626)	51,104,034	-	(586,069)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	14,036,669	584,440	(1,315,648)	(3,270,112)	10,035,349	-	510,428	-
Voya Small Cap Growth Fund - Class R6	-	5,789,162	(77,329)	(662,608)	5,049,225	-	(2,501)	-
Voya Small Company Fund - Class R6	-	11,572,611	(149,220)	(1,952,961)	9,470,430	-	(10,497)	-
Voya U.S. Stock Index Portfolio - Class I	80,572,885	11,228,344	(7,934,762)	(26,843,295)	57,023,172	36,652	2,076,026	6,399,687
VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,004,383	13,874,249	(16,533,749)	(3,325,480)	21,019,403	221,101	(906,112)	1,112,211
VY® Columbia Contrarian Core Portfolio - Class I	41,745,822	7,512,453	(3,520,097)	(15,870,408)	29,867,770	191,066	1,103,365	5,388,645
VY® Invesco Comstock Portfolio - Class I	20,428,220	1,291,977	(3,966,446)	(2,548,289)	15,205,462	14,723	473,321	42,524
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	20,340,899	4,540,856	(22,965,972)	(1,915,783)	-	1,055	(3,915,728)	3,075,561
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	68,614,921	8,223,569	(7,315,016)	(18,372,462)	51,151,012	44,372	702,644	7,011,411
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,257,061	5,113,636	(1,509,129)	(6,651,056)	10,210,512	-	(36,627)	2,740,541
VY® T. Rowe Price Growth Equity Portfolio - Class I	40,172,788	11,492,081	(19,421,379)	(17,586,027)	14,657,463	-	2,348,473	2,968,072
	$587,873,760	$163,177,008	$(150,116,141)	$(174,695,612)	$426,239,015	$2,182,564	$(2,072,215)	$38,418,849

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	118	12/16/22	$9,851,820	$(1,438,090)
U.S. Treasury Ultra Long Bond	57	12/20/22	7,809,000	(608,540)
			$17,660,820	$(2,046,630)
Short Contracts:
MSCI EAFE Index	(59)	12/16/22	(4,898,770)	538,858
S&P 500® E-Mini	(69)	12/16/22	(12,425,175)	1,263,904
			$(17,323,945)	$1,802,762

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $650,632,938.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,954,876
Gross Unrealized Depreciation	(152,699,748)
Net Unrealized Depreciation	$(150,744,872)